Annual Fund Operating Expenses - Institutional - Vanguard Institutional Index Fund	Apr. 29, 2021
Institutional Shares
Operating Expenses:
Management Fees	0.032%
12b-1 Distribution Fee	none
Other Expenses	0.003%
Total Annual Fund Operating Expenses	0.035%
Institutional Plus Shares
Operating Expenses:
Management Fees	0.02%
12b-1 Distribution Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.02%